Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 41,402	$ 44,009
Restricted cash	560	2,600
Accounts receivable, net	16,757	25,100
Due from related parties, short term	25,246	18,926
Prepaid expenses and other current assets	36,393	13,343
Total current assets	120,358	103,978
Vessels, net	1,313,560	1,383,605
Intangible assets other than goodwill	34,006	36,645
Goodwill	1,579	1,579
Other long-term assets	3,095	0
Deferred dry dock and special survey costs, net	29,197	32,161
Investment in affiliates	11,400	11,400
Due from related parties, long-term	59,320	58,016
Total non-current assets	1,452,157	1,523,406
Total assets	1,572,515	1,627,384
Current liabilities
Accounts payable	11,182	12,621
Accrued expenses	13,782	13,205
Due to related parties, short-term	0	12,029
Deferred revenue	3,625	3,340
Current portion of long-term debt, net of deferred finance costs	91,652	50,964
Total current liabilities	120,241	92,159
Long-term debt, net of current portion, premium and net of deferred finance costs	1,095,757	1,154,873
Total non-current liabilities	1,095,757	1,154,873
Total liabilities	1,215,998	1,247,032
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares of Series C issued and outstanding as of June 30, 2019 and 1,000 series C shares issued and outstanding as of December 31, 2018	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 13,728,371 and 13,280,927 issued and outstanding as of June 30, 2019 and December 31, 2018, respectively	1	1
Additional paid-in capital	514,189	522,335
Accumulated deficit	(157,673)	(141,984)
Total stockholders' equity	356,517	380,352
Total liabilities and stockholders' equity	$ 1,572,515	$ 1,627,384